Results by business segment (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Disclosure of operating segments

	For the year ended October 31, 2018
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2) (3)	$11,776	$2,602	$–	$297	$3,567	$(51)	$18,191	$13,076	$3,616	$1,499
Non-interest income (2)	5,140	8,324	4,279	2,294	4,831	(483)	24,385	12,698	6,080	5,607
Total revenue	16,916	10,926	4,279	2,591	8,398	(534)	42,576	25,774	9,696	7,106
Provision for credit losses (4)	1,273	(15)	–	1	48	–	1,307	1,259	41	7
Insurance policyholder benefits, claims and acquisition expense	–	–	2,676	–	–	–	2,676	1,347	–	1,329
Non-interest expense	7,526	8,070	602	1,617	4,960	58	22,833	11,634	7,322	3,877
Net income (loss) before income taxes	8,117	2,871	1,001	973	3,390	(592)	15,760	11,534	2,333	1,893
Income taxes (recoveries)	2,089	606	226	232	613	(437)	3,329	2,661	402	266
Net income	$6,028	$2,265	$775	$741	$2,777	$(155)	$12,431	$8,873	$1,931	$1,627
Non-interest expense includes:
Depreciation and amortization	$579	$544	$36	$124	$363	$–	$1,646	$1,102	$389	$155
Impairment of other intangibles	–	–	–	1	1	4	6	4	1	1
Total assets	$453,879	$93,063	$16,210	$136,030	$590,950	$44,602	$1,334,734	$680,276	$384,921	$269,537
Total assets include:
Additions to premises and equipment and intangibles	$279	$431	$45	$187	$442	$579	$1,963	$1,196	$503	$264
Total liabilities	$453,878	$93,162	$16,289	$135,944	$590,582	$(35,076)	$1,254,779	$600,619	$384,816	$269,344

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2) (3)	$10,787	$2,248	$–	$679	$3,565	$(139)	$17,140	$11,965	$3,572	$1,603
Non-interest income (2)	5,076	7,827	4,566	1,756	4,617	(313)	23,529	12,701	5,606	5,222
Total revenue	15,863	10,075	4,566	2,435	8,182	(452)	40,669	24,666	9,178	6,825
Provision for credit losses (4)	1,054	34	–	–	62	–	1,150	951	107	92
Insurance policyholder benefits, claims and acquisition expense	–	–	3,053	–	–	–	3,053	1,793	–	1,260
Non-interest expense	7,176	7,611	584	1,466	4,719	238	21,794	11,219	6,889	3,686
Net income (loss) before income taxes	7,633	2,430	929	969	3,401	(690)	14,672	10,703	2,182	1,787
Income taxes (recoveries)	1,878	592	203	228	876	(574)	3,203	2,472	468	263
Net income	$5,755	$1,838	$726	$741	$2,525	$(116)	$11,469	$8,231	$1,714	$1,524
Non-interest expense includes:
Depreciation and amortization	$582	$526	$33	$105	$352	$17	$1,615	$959	$465	$191
Impairment of other intangibles	–	–	–	–	–	2	2	2	–	–
Total assets	$433,532	$89,493	$15,122	$133,126	$506,118	$35,462	$1,212,853	$644,292	$323,895	$244,666
Total assets include:
Additions to premises and equipment and intangibles	$331	$269	$43	$74	$296	$485	$1,498	$1,021	$321	$156
Total liabilities	$433,554	$89,571	$15,172	$132,987	$505,952	$(38,811)	$1,138,425	$569,889	$323,911	$244,625

(1)	Taxable equivalent basis.
(2)	Inter-segment revenue and share of profit (loss) in joint ventures and associates are not material except as disclosed in Note 11.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Under IFRS 9, PCL on performing (Stages 1 and 2) financial assets is recorded within the respective business segment. Under IAS 39 and prior to November 1, 2017, PCL on loans not yet identified as impaired was included in Corporate Support.